Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Fund Name	PARVIN HEDGED EQUITY SOLARI WORLD FUND
Class Name	Parvin Hedged Equity Solari World Fund
Trading Symbol	PHSWX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Fund for the period December 1, 2024 to November 30, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ParvinFunds.com. You can also request this information by contacting the Fund at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Email	www.ParvinFunds.com
Expenses [Text Block]

EXPENSE INFORMATION

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Parvin Hedged Equity Solari World Fund	$244	2.25%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

MANAGEMENT DISCUSSION

Fund Shareholders:

The Parvin Fund completed its best year yet, as investment performance reached 17.18% and nearly matched the ACWI benchmark. Of significance, the Fund performed especially well during the three-week correction after “Liberation Day” tariff announcements in April. As stocks sold off, the Sub-Adviser took significant gains on SPY put options. With this hedge, the Fund portfolio was positioned to offset an impactful market drawdown. The Fund maintains its hedged strategy to protect against just this type of unexpected selloff.

As a group of investments, precious metals miners approximately doubled during the year. Holdings in international developed and emerging markets continued their contribution to Fund performance that began earlier in the first half of fiscal 2025. As the year progressed, the market seemed to change character from a top-heavy, large-cap technology emphasis on a few stocks to a rotation into other sectors of the S&P 500 Index. The Fund has been a beneficiary of that change across the market since it typically does not own the high-cap tech companies.

During the 12-month period, the Fund sold EQNR, GPRK, NTR and SMNNY at a loss. Stockholdings that included CHRW, GPC, MDT, MMM, and ORKLY were sold for gains. New positions in CLPBY, CLX, CNI, EOG, EXK, GSL, IPAR, LKQ, OTEX, RYN, SNN, TSRYY, and UGP were added during the fiscal year.

To paraphrase J.P. Morgan’s 1912 Congressional testimony, gold is money; everything else is credit. The nominal price of gold has continued its move higher, and the Sub-Adviser believes the nominal price of credit as measured by yield should follow gold and continue to move higher as well. Embedded monetary inflation and ongoing price inflation suggest that yields and prices of other hard assets, along with gold, should increase. To reflect this view, the Sub-Adviser emphasized real assets in trades to reposition the Fund portfolio and help protect against persistent inflation.

The Fund combines screening with an alternative, or hedged, portfolio strategy. To the Adviser’s knowledge, there are no directly comparable funds. The Adviser believes the Fund represents a unique opportunity for three reasons: 1) an investment screen driven primarily by a focus on governance and transparency; 2) a more cautious stock selection approach, guided by profitability and value, to identify individual equities that should generally meet a growth and income objective; and 3) a hedged strategy adding index and sector put options that should help preserve capital during precipitous drawdowns.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

PERFORMANCE GRAPH

Total Returns for the Period Ended November 30, 2025

Fund/Index	One Year	Annualized Since Inception*	Value
Parvin Hedged Equity Solari World Fund	17.18%	2.82%	$11,466
MSCI All Country World Index	18.76%	11.72%	$17,216

Net Assets	$ 10,100,000
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 57,757
Investment Company, Portfolio Turnover	28.51%
Additional Fund Statistics [Text Block]	FUND STATISTICS
Net Assets	Portfolio Holdings	Portfolio Turnover	Advisory Fees Paid by Fund
$10.1 Million	37	28.51%	$57,757

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

1.	Fidelity Institutional Money Market Treasury Portfolio - Class III	7.16%
2.	Hecla Mining Co.	5.00%
3.	Agnico Eagle Mines Ltd. (Canada)	4.32%
4.	OR Royalties, Inc. (Canada)	3.98%
5.	Endeavour Silver Corp. (Canada)	3.94%
6.	Silvercorp Metals, Inc. (Canada)	3.88%
7.	Royal Gold, Inc.	3.03%
8.	SPDR S&P 500 ETF Trust, December 18, 2026, Purchased Put Option @ $600.00	2.99%
9.	Calavo Growers, Inc.	2.84%
10.	Grupo Aeroportuario del Centro Norte, SAB de CV ADR	2.67%
	Total % of Net Assets	39.81%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended November 30, 2025.
Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://parvinfunds.com
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Line Graph [Table Text Block]
Holdings [Text Block]